ACCRUED AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED AND OTHER LIABILITIES [Abstract]
ACCRUED AND OTHER LIABILITIES
13. ACCRUED AND OTHER LIABILITIES

Accrued and other liabilities consisted of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Business tax, VAT and others	75,354	75,444
Payable balance with indemnity by Xihua Group (Note 7(ii))	49,800	49,800
Accrual for rental	56,194	57,809
Payable to Zhenjiang Foreign Language School (Note 7(vi))	36,770	36,770
Accrued payroll and welfare	35,171	34,567
Payable to Jinghan Group (Note 24(a))	25,959	25,959
Professional service fees payable	30,022	28,368
Student tuition refund payable (i)	253	10,743
Receipt in advance	6,757	6,551
Amounts due to cooperating partners	5,491	4,215
Lawsuit penalty payable	-	2,176
Due to former owners	1,254	1,254
Accrued interest payable	349	209
Current portion of consideration payable for acquisitions	2,258	-
Collection in advance on behalf of students	5,589	8,413
Advance from others	11,931	4,656
Employee reimbursement payable	6,927	6,927
Others	17,278	18,960
Total	367,357	372,821

(Note i) The balance represented tuition collected from students in advance but respective services could not be provided anymore.